MABEY & COOMBS, L.C.
                         Attorneys at Law
               3098 South Highland Drive, Suite 323
                 Salt Lake City, Utah  84106-6001
                       Phone (801) 467-2021
                        Fax (801) 467-3256
JOHN MICHAEL COOMBS                              writer's direct line 467-2779
                                          writer's e-mail:  jmcoombs@sisna.com



                        December 22, 2004


FILED ON EDGAR AND ALSO SENT VIA CERTIFIED MAIL/
     RETURN RECEIPT REQUESTED

John Reynolds, Assistant Director
     Office of Emerging Growth Companies
S. Thomas Kluck, II, Division of Corporate Finance
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549
Mail Stop 0511

     Re:   Second Response to Commission's letter of November 12, 2004, regarding October 14, 2004, Registration Statement on Form SB-2 of Tintic Gold Mining Company, File No. 333-119742, CIK No. 0001301839

Gentlemen:

     This second letter is submitted as a more comprehensive response to the Commission's letter to Mr. George Christopulos, the president of Tintic Gold Mining Company ("Tintic-Nevada"), dated November 12, 2004. We file this letter on Edgar along with an amended SB-2 registration statement. The principal amendment is the reference to, and inclusion of, an authoritative evaluation and report regarding our mining properties and the steps we intend to take to implement a bona fide mining exploration program.

     As you are aware, we made an initial written response on November 29, 2004 (later filed on Edgar), in which we explained that we needed more time to submit a more specific business plan. In that letter, we also briefly explained why our predecessor, Tintic-Utah, did not ultimately pursue its initial business plan related to mining exploration and instead, subsequently engaged in a merger transaction with a company unrelated to mining.

     In the Commission's Nov. 12 letter, the Commission, after reciting the history of our predecessor, Tintic-Utah, takes the view that Tintic-Nevada is a so-called "blank check company" and that our SB-2 registration statement filed in October is a "blank check offering." The Commission then proposes that if we disagree, that we respond with a letter explaining why, in our view, Rule 419 (the "blank check rule") does not apply and further providing or submitting a specific business plan over the next twelve months. This is the option we have elected to do.

     After our November 29 letter and as a result of receiving a preliminary evaluation and report from Mr. Bruce Yeomans (as we mention in our November 29 letter), I called Mr. Kluck on December 15 and asked him, after having received Mr. Yeoman's evaluation and report, how we should best proceed. Specifically, I asked whether the Commission wanted to see Mr. Yeomans' work.

John Reynolds
S. Thomas Kluck, II
Page 2
December 22, 2004


Mr. Kluck responded that if our position is that the "blank check" rule does not apply, that we file an amended SB-2 with a revised business plan and that we further write this letter explaining our reasoning as to why Tintic-Nevada is not a "blank check company" or why its SB-2 registration statement is not a "blank check offering." I might point out that, when I previously spoke with Mr. Kluck on Nov. 15, Mr. Kluck referred me to SEC Release No. 33-6891 (April 17, 1991). We have since reviewed Rel. No. 33-6891, which is the "Proposing Release" initially proposing Rule 419. That release mentions the word or phrase "spin-off." The Commission's letter, on the other hand, specifically makes reference to SEC Release No. 6932 (April 13, 1992), which is the "Final Release" announcing the adoption of Rule 419 and which explains the reasons and basis for adopting the final rule a year later. The Final Release adopting Rule 419, to my reading, does not mention the word or phrase "spin-off." Though the first release is mooted by the second, we have reviewed both releases in detail.

       FACTS AND CIRCUMSTANCES EXPLAINING THE ACTIVITIES,
   OR LACK THEREOF, OF TINTIC-UTAH, TINTIC-NEVADA'S PREDECESSOR

     In its letter, the Commission points out statements made by us in our SB-2 filing and in our predecessor's Nov. 15, 2001 First Amended Form 10-SB, both of which give the Commission doubt or concern as to Tintic-Nevada's sincerity in pursuing a mining exploration plan or program. For example, the Commission points out that while the SB-2 does not seek to raise money, we state that if we cannot attract the necessary financing [to engage in a minerals exploration program], then we will ultimately be required to pursue other business strategies, including strategies not related to mining.
Seelast paragraph of p. 1, Commission letter. This and other statements we make, or have made, give the Commission concern that our SB-2 gives "the appearance that we have a specific business plan [when we don't], in an effort to avoid the application of Rule 419." End of second paragraph, p. 1, Commission letter (quoting Rel. No. 6932).

     The second and third paragraphs on p. 2 of Commission's letter observe that Tintic-Utah did not "develop its existing mining properties" and thus, the charge is made that Tintic-Utah simply existed to look for a merger candidate or other acquisition (implying that Tintic-Nevada is and will be no different). The Commission further points out that in Tintic-Utah's Form 10-KSB's filed for 2001, 2002 and 2003, "Tintic-Utah had no development of its existing mining properties and did not develop, explore, acquire or lease other mining properties." The Commission further points out that in a Form 8-K filed as recently as March 2004, Tintic-Utah had not engaged in mining exploration activities, thereby concluding that the company really existed to pursue a merger or acquisition (presumably, in a manner no different than a "blank check company"). Further, that in its Form 10-KSB for 2002, Tintic-Utah discloses that it was pursuing a transaction with a voice mail technology business and over a year later, in March 2004, that it had completed a reverse acquisition with a company called Kiwa, a company engaged in the commercialization of bio-technical research. These two businesses are not (and were not) related to mining.

     By way of background, let me say that at the time Tintic-Utah's Form 10-SB was filed in 2001, well over 3 years ago, neither I nor management were aware of Industry Guide No. 7. Since we received no comments to such

John Reynolds
S. Thomas Kluck, II
Page 3
December 22, 2004

registration statement from the Commission, we were not, at the time, aware of it. Industry Guide No. 7 (we were to later discover) provides that there are 3 types of mining companies, viz., an exploration company, a development company, and a mining company (the latter of which is involved in the actual extraction of ore for commercial purposes). Unless and until one has completed an exploration program and has discovered commercially viable mineralization on one's properties, that is, "ore," one may NOT consider oneself as "developing" any mining properties. After "ore" has been discovered, then one can engage in the "development" of those properties for actual mining purposes and thus be characterized as a "development [mining] company" (not to be confused with a "development stage company"). Because Tintic-Utah had not completed an "exploration program," we were obviously unable to "develop" the properties as contemplated in Tintic-Utah's poorly worded Amended Form 10-SB, let alone Industry Guide No. 7. Had we been more aware of these distinctions at the time we filed Tintic-Utah's 10-SB in 2001, we believe its business plan would have been clearer. In short, it would have focused on exploration. We therefore believe it is legitimate criticism that Tintic-Utah failed to engage in a "development program" or that Tintic-Utah otherwise failed to "develop" or "mine" its mining properties when that was erroneously part of the company's initial 2001 business plan in its 10-SB.
The Commission will note, however, that in subsequent 10-KSB's filed by Tintic-Utah, a sincere effort was made to distinguish between exploration, development and actual mining activity.

     As a result of what Tintic-Utah did (or didn't do), the Commission concludes that Tintic-Nevada's proposed business "may be commensurate in scope with the uncertainty ordinarily associated with a blank check company." Put more simply and straightforwardly, it seems clear that the Commission is concerned that the business plan in our Form SB-2 is insincere and that we are, in effect, trying to skirt or avoid Rule 419. This is not true and, if we could briefly reiterate and elaborate on what we said in our November 29 letter to the Commission, we can explain.

     First, by way of historical background, Tintic-Utah had been a publicly held company since 1933. The mining claims that it owned when it filed its Form 10-SB in 2001 had been acquired by it as long ago as 1933, mining claims that are now owned by Tintic-Nevada. Tintic-Utah was organized by a man named E.E. Hoffman. His son, Chase Hoffman, now approximately 80-years old, controlled the company until 1980. Then, those persons who are the current officers and directors of Tintic-Nevada acquired control of the company, along with two other individuals. As management, these persons leased out Tintic-Utah's mining properties over a 20 year period from the 1980's through the 1990's. In 2000, once Centurion Mines Corporation dropped its lease, Tintic-Utah's management decided that they needed to do something more substantive with the company and its properties for the direct benefit of the stockholders. Accordingly, they decided to become a reporting company and file a Form 10-SB. I mention this because not only does there remain continuity of ownership and management of these exact same mining claims since 1980, but had these same officers and directors been solely interested in selling off Tintic-Utah as a "shell," they've had over 25 years to do it.

     Secondly, at about the same time that Tintic-Utah filed its Form 10-SB and became reporting in 2001, the Environmental Protection Agency (EPA) began ratcheting up a mining clean-up operation in the nearby town of Eureka, an operation that in 2002 it declared or designated as a so-called "Super-Fund" John Reynolds
S. Thomas Kluck, II
Page 4
December 22, 2004

site. We are informed that the EPA has spent, or is spending, over $40 million in clean up costs in Eureka, costs that owners of property in the Tintic Mining District thought they would be pursued for reimbursement. We have recently learned that the only major mining operator in the District, namely, Chief Consolidated Mining, has been ordered to pay the EPA $60 million in reimbursed clean-up costs. Needless to say, these factors had an undue chilling effect on the ability of Tintic-Utah and others in the area to conduct any type of mining business or activity. Significantly, these facts have now changed. The EPA is finishing up its clean-up efforts; it has also, so we are told, finished going after polluters like Chief Consolidated Mining.


     The third and most important factor that prevented Tintic-Utah from carrying out a mining exploration plan or program was the price of precious metals. The prices of silver and gold were so low from 2001 through the end of 2003 that it was literally impossible to obtain funding for an exploration program. Since then, gold has gone from $250 per ounce to over $450 per ounce, the highest it has been in over 16 years. Silver has similarly risen from below $4.50 per ounce in 2001 to a fairly recent high of $7.70 per ounce. Copper had been around $0.70 per pound and today, for example, the front month futures contract traded at over $1.50 per pound on the US COMEX Exchange. These are staggering price improvements and they certainly change the economic landscape or feasibility for obtaining exploration funding a fact the Commission cannot deny.

     Fourth, the Commission needs to appreciate that Tintic-Nevada's claims are indeed valuable regardless of whether GAAP and GAAS do not allow them to be carried on the Company's books with any value. This is not a situation like Planet Resources (which I mentioned to Mr. Kluck in a previous cover letter) where the mining claims were within the city limits of Wallace, Idaho, and would almost certainly never be explored, developed or mined. Our claims, by sharp contrast, are squarely in the heart of the Tintic Mining District and anyone seeking to tie up the property in the area will want to work with us, joint venture with us, lease from us, or buy our claims outright. They almost have no choice. During the 1980's and 1990's, Centurion Mines Corporation and a successor not only leased the claims but they also asked for an option to buy the claims and offered $1.5 million, a figure that was eventually inserted in the lease agreement. (This was disclosed in Tintic-Utah's Amended Form 10-SB.) Significantly, this agreement with Centurion was arms length in all particulars. Tintic-Utah and its principals had no relationship, directly or indirectly, with Centurion or any of its principals.

     Fifth, after Tintic-Utah's Form 10-SB became effective both Mr. Christopulos and I received calls from various people holding themselves out as investment funds or investment bankers and wanting to know if Tintic-Utah "needed" any money. These were calls out of the "clear blue" and none indicated to me that they had any experience in or with mining. I mention this because our feeling was that these outfits were looking to see if we were struggling and to thus determine whether Tintic-Utah would be a good "short" in the market. In fact, in recent securities seminars that I have attended, it has been announced that this is a typical tactic of "professional shorters." Accordingly, neither Mr. Christopulos nor I pursued these particular leads for funding. With hindsight, perhaps we should have.


John Reynolds
S. Thomas Kluck, II
Page 5
December 22, 2004

     Sixth, realizing that Tintic-Utah was unable to raise sufficient funds in the 2001-2003 environment to engage in a mining exploration program, Tintic-Utah entered into a letter of intent to reorganize with an Israeli company in the voice mail technology business named Zer Communications. As the Commission is aware from Tintic-Utah's 2002 Edgar filings, this letter of intent was open for nearly a year, during which time Tintic-Utah continued to operate and continued to look for mineral exploration funding. No merger transaction was done for over a year thereafter and certainly no merger transaction was done on a short fuse basis. Any investor was well aware of what was going on based on Edgar filings. Ultimately, this proposed transaction failed on account of Zer's inability to attract its own seed capital. As a result, and because Tintic-Utah continued to have no success in pursuing a mining exploration program, Tintic-Utah entered into a deal with Kiwa Bio-Tech Products ("Kiwa") that was ultimately closed on March 12, 2004, nearly 3 years after Tintic-Utah became reporting.

     Finally, it is noteworthy that the principals of Kiwa, being located in China, did not want to worry about, or be responsible for, mining properties in Utah. Accordingly, as part of the transaction with Kiwa, a subsidiary was formed in Nevada and the mining claims were deeded to it in exchange for the same number of shares issued and outstanding in Tintic-Utah on March 5, 2004. In other words, as contemplated in SEC Staff Bulletin No. 4, there was a "legitimate business purpose" to convey the mining claims to a wholly owned subsidiary in that the parent, Tintic-Utah, was no longer going to be engaged in mining exploration but in bio-technological research and development. The Commission's Nov. 12 letter ignores that Tintic-Utah and Tintic-Nevada have done everything in conformity with Bulletin No. 4 and are in fact registering the to-be-distributed shares on Form SB-2 because that's exactly what Bulletin No. 4 contemplates in the event that one does NOT effectuate the spin-off in a non-registered manner by means of a proxy statement something we elected not to do. Instead of letting the Tintic-Utah stockholders as of March 5, 2004 continue to own the subject mining claims, would the Commission have preferred it if we had spun the mining claims out to ourselves as officers, directors, lawyers and/or consultants as a finder's or agent's fee, thereby divesting the stockholders who have owned such claims for many years of any interest therein? Would the Commission seriously prefer if we had just taken the claims for ourselves out of the company as opposed to trying to protect the shareholders' ownership interests therein and make the subsidiary company reporting once again? To us, the Commission's regulatory posture as expressed in its Nov. 12 letter, given other, more selfish options we could have taken with respect to the mining claims, seems inimical to the public interest.

     In sum, had the prices of precious metals, particularly gold, silver and copper, been, during 2000 through the end of 2003, what they are today and had the EPA not designated the nearby Eureka area a "Super-Fund" Site (which terrified anyone seeking to engage in mining activity in the area), we believe that Tintic-Utah may have been able to raise exploratory funding and that its Edgar filings would have disclosed substantially different facts and circumstances, facts and circumstances that would have made it difficult for the Commission to reach the conclusions it reaches in its Nov. 12 comment letter.





John Reynolds
S. Thomas Kluck, II
Page 6
December 22, 2004

    REASONS WHY TINTIC-NEVADA IS NOT A "BLANK CHECK COMPANY"
        AND WHY ITS SB-2 REGISTRATION STATEMENT IS NOT A
                      "BLANK CHECK OFFERING"

     In the previous section, we identify undisputable facts of which we believe the Commission was unaware when it issued its letter of November 12, facts which we believe necessarily change the conclusion reached by the Commission in that letter. In this portion of this letter, we would like to put forth several reasons or arguments as to why, in any event and based on the plain language and purpose of Rule 419, we believe that Tintic-Nevada is not a "blank check company" and why its SB-2 is not a "blank check offering."

     The Final Release adopting Rule 419 defines a "blank check company" as follows:

               The term "blank check company," restructured
               from the proposal, means a development stage
               company that either has no specific business
               plan or purpose, or has indicated that its
               business plan is to engage in a merger or
               acquisition with an unidentified company or
               companies; and is issuing "penny stock" as
               defined in Exchange Act Rule 3a51-1. Rule 419 does not apply to offerings by small businesses other than blank check companies, such as investments in limited partnerships or other direct participation programs (sometimes called "blind pools") where a detailed plan of business is developed, but specific investment properties are unidentified (e.g., a real estate limited partnership formed to invest in apartment buildings that have not yet been selected). Likewise, start-up companies with specific
               ------------------------------------------
               business plans are not subject to Rule 419, even
               ------------------------------------------------
               if operations have not commenced at the time of
               -----------------------------------------------
               the offering.  [Underlined emphasis added.]
               -------------
1992 SEC LEXIS 867 at *6-7.

     For several reasons, Tintic-Nevada does NOT, on its face or otherwise, fit within the above definition.

     First, as stated in the last sentence quoted above, Tintic-Nevada has a "specific business plan" or purpose. This business plan is NOT to engage in a merger or acquisition with an unknown and unidentified company, companies or business. Its business plan is to explore those very mining claims which the shareholders of Tintic-Utah on March 5, 2004, that is, the beneficiaries of the SB-2, have, in some instances, held as long as since1933. At the same time, we do not indicate that our business plan is to "engage in a merger or acquisition with an unidentified company or companies." Id.

     Second, Tintic-Nevada is not issuing "penny stock"; instead, the stock

John Reynolds
S. Thomas Kluck, II
Page 7
December 22, 2004

subject of the SB-2 is and already has been issued and is already held in escrow with Tintic-Nevada's transfer agent. It would make no sense to escrow stock that is already escrowed. Thus, the purpose of our SB-2 registration is not to issue penny stock to persons who have put up money or "funds" but to distribute already-issued stock, in effect, already owned stock, to 356 people who own it already and are entitled to it and who, since March 5, 2004, have been the declared owners of such property. This is not to ignore that it would be difficult to make the disclosures required by Rule 419 when the very language of Rule 419 is inapplicable to a mere distribution of securities without the raising of any money. Put simply, by contending that Tintic-Nevada is a "blank check company" and its SB-2 a "blank check offering," we believe the Commission is trying to hammer or cram a square peg into a round hole.

     We believe it is noteworthy, though not dispositive, that SEC Release
No. 33-6891 (April 17, 1991), the "Proposing Release" in which Rule 419 was initially proposed, is the only release of the two which mentions the phrase or term "spin-off." See 1991 SEC LEXIS 694 at *20. The Final Release in which Rule 419 was adopted (insofar as I have read and re-read it) does NOT mention the phrase, term or words "spin-off," nor does the actual final text of Rule 419 itself. 1992 SEC LEXIS 867. In fact, the text of Rule 419 makes clear that, while the rule mentions consideration other than cash as an aside, there can be no dispute that it is designed to apply to situations when "funds" are raised. This makes sense because the avowed purpose of Rule 419 is to protect investors who invest in something in which they have no idea what they are or will be investing in and are not told what their invested funds will be used for. This is not the case with Tintic-Nevada. Tintic-Nevada, by sharp contrast, is not only NOT raising funds though this particular registered stock dividend distribution but there is in fact no consideration given for the shares that former Tintic-Utah shareholders would be receiving. Accordingly, we have a situation where the shareholders are not parting with anything; they are not at risk for any amount of money because they aren't being required to put up any money or anything else for the stock that they shall receive and are already entitled to receive. In fact, many of these people have owned the subject mining claims (i.e., Tintic-Nevada's only real asset) for as long as 72 years, that is, going back to 1933. Unlike a "blank check company" or "blank check offering," there can be no dispute that they know and are well aware of what they have invested in and what they own.

     In addition to the "Proposing Rule" and the "Final Rule" adopting Rule 419, the only other significant pronouncement by the Commission concerning "blank check companies" (that we are aware of) is in the recently promulgated rule relating to "shell companies," a rule which modifies Forms S-8 and 8-K and which was final as recently as August 23, 2004. See 17 Code of Federal Regulations, Parts 239, 249 [Release Nos. 33-8400A; 34-49424A]. Therein, the Commission directly and succinctly sums up its regulatory scheme of so-called "blank check companies" as follows:

               The Securities Enforcement Remedies and
               Penny Stock Reform Act directed us to
               address one type of scheme using shell
               companies to defraud investors--the
               registered "blank check" offering.  In
               this scheme, the promoters seek to engage in a primary offering of securities of a
John Reynolds
S. Thomas Kluck, II
Page 8
December 22, 2004

               shell company. They ask investors to
               authorize them to invest the proceeds of the offering in whatever way that the promoters decide, in other words, to give the promoters a "blank check." In response to the guidance Congress gave us in the Act as to blank check offerings, we adopted Securities Act Rule 419 in 1992.
               Rule 419 sought to combat fraud and abuse in public blank check offerings by requiring the promoters to deposit the proceeds of the offering in escrow until the blank check company identifies a company to acquire. Once a company is located and proposed to the investors, the promoters must give the investors an opportunity to reaffirm their decision to invest in the blank check company before the offering proceeds can be used to acquire the business. We believe that Rule 419 has been successful in deterring fraud and abuse in public blank check offerings.

     The "one type of scheme" by which "shell companies are used to defraud investors" as stated at the beginning of the foregoing pronouncement as the express purpose of Rule 419 is NOT an issue posed by Tintic-Nevada's SB-2 registration statement. If it is, we would like to know how. The officers and directors of Tintic-Nevada are NOT "ask[ing] investors to authorize them to invest the [non-existent] proceeds of the offering in whatever way that the promoters decide, in other words, to give the promoters a 'blank check.'" Id. In fact, it is difficult to understand how one could reach that conclusion upon understanding what Tintic-Nevada is trying to accomplish, an effort that is consistent with SEC Staff Bulletin No. 4.

     The "Proposing Release," the "Final Release" adopting Rule 419, coupled with the foregoing summary from the Commission's new modifications to Form 8-K and S-8 make clear that investors must part with something, that is, money or something else must be raised in an offering as a condition precedent to characterizing an offering as a "blank check offering." That makes sense because the investor must be at risk for the loss of his or her investment or he or she is not giving the issuer a "blank check." How can one give someone a "blank check" if there is no money in the checking account? No real or fictionalized "check" is at issue here. The March 5, 2004 Tintic-Utah shareholders already made their investment in the mining claims long, long ago. They know that. They know what they invested in on March 5 and they know what they invested in as long as 72 years ago. They are NOT at risk now any more than they were in 1933. If nothing else, Tintic-Nevada is merely a different form or entity than Tintic-Utah and nothing more. See Commission Rule 145 (providing a change of domicile exemption from registration); see also the Class "D" reorganization provided by IRC Section 368(a)(1)(D) (providing a "tax free exchange" as a result of a change in the mere form or identity of a corporation). As a result, to characterize an offering that is, in reality, an information statement or other disclosure document describing the stock dividend that the recipients are entitled to receive as a "blank John Reynolds
S. Thomas Kluck, II
Page 9
December 22, 2004

check offering" is illogical, irrational and inconsistent with the language and purpose of Rule 419.

     Those persons who are entitled to receive Tintic-Nevada shares are entitled to receive them without parting with, or putting up, any money.
These persons own the mining claims already. Because no actual "investment" or cash consideration is being given by those already entitled to receive shares, it defies the definition of "blank check company" to characterize the proposed distribution as giving someone a "blank check." A "blank check" to whom and to do what? And, to perpetuate the fiction or false analogy here, if the "blank check" in this case is cashed, what is being received? The answer: nothing.

          The Tax Consequences of the Distribution Make
                Clear That Rule 419 Does NOT Apply

     Those persons who receive shares of Tintic-Nevada pursuant to the SB-2 registration statement will have a zero cost basis in their shares for individual income tax purposes. This means, as a practical and legal matter, that the shareholders are paying no consideration for the shares they shall be receiving. They are free as a stock dividend. Accordingly, it again defies common sense to argue that the shareholders are giving management of Tintic-Nevada a "blank check." The fact is that they have parted with nothing. Rule 419 therefore does not apply.

    The 18-Month Refund Requirement of Rule 419 Demonstrates
                  That Rule 419 is Inapplicable

     Rule 419 provides that if the promoters don't do anything with the "funds" received in the "blank check offering" within the ensuing 18-months that they must give the money or "funds" back to the investors and cancel the shares. Here, there are no "funds" to give back. However, if the Rule applies and nothing is done in 18 months, the Rule nonetheless means that the 1,009,643 shares subject of the SB-2 must be cancelled. And if the 1,009,643 shares are cancelled by the transfer agent after 18 months, this means that the 4 individuals who own shares issued by Tintic-Nevada after March 5, 2004 for cash will wind-up owning the mining claims all by themselves. Is that fair? Would that not possibly trigger a civil class action suit by those persons entitled to receive the 1,009,643 shares pursuant to the SB-2? Is it the Commission's job to paint the principals of Tintic-Nevada into a corner where they stand to get sued? Further, is ensuring that the four principal stockholders of Tintic-Nevada wind-up owning the mining claims by themselves really the public interest-type of result the Commission wants? Is this the result the shareholders would be happy with, particularly if the mining claims are indeed valuable? Finally, would it be fair if the four principal remaining shareholders of Tintic-Nevada wind-up owning the mining claims outright without paying anything for them?

     Because it would be ridiculous to create a situation where the four principal shareholders of Tintic-Nevada are enabled to take and own the mining claims for themselves for free, thereby divesting 352 other shareholders of any interest therein, Rule 419 does not apply.




John Reynolds
S. Thomas Kluck, II
Page 10
December 22, 2004

Because Escrowing Stock that Is Already Issued and Which Has Already Been
         Paid for Makes No Sense, Rule 419 Does Not Apply

     Rule 419 also requires that the stock issued in a "blank check offering" be escrowed. Yet in this case, the stock has already been issued, we know who owns it, it is already paid for, in full, and the transfer agent currently holds the shares in escrow for the benefit of the shareholders. To repeat: the shares are already held in escrow with the transfer agent! It simply defies common sense to file an SB-2 registration statement in order to accomplish the goal of escrowing shares already escrowed. Accordingly, Rule 419 does not apply.

   Requiring Each Purchaser" to Sign an "Intention to Continue
 Investment" Further Demonstrates the Inapplicability of Rule 419

     Rule 419 requires that at such time as the "blank check company" decides, prior to the expiration of 18 months, to do something with the "funds" raised in the "blank check offering," each "purchaser" must sign a document showing an "intention to continue the investment." Such would make no sense in this situation. Not only is no investment made now but most of the Tintic-Nevada shareholders have knowingly continued their investment since 1933 already. So why, on earth, when they already have the right to their shares and have no risk for taking the shares, would they elect NOT to continue their investment in Tintic-Nevada? It simply makes no sense to torture Tintic-Nevada into compliance with a rule which, according to its own avowed purpose, is inapplicable to what Tintic-Nevada is trying to accomplish.


Under Blue Sky Law, the Distribution Does Not Require Federal Registration

     The State of Utah (and other states that have adopted the Uniform Securities Act) has a specific exemption for a stock dividend distribution and therefore, the shares subject of the SB-2 could in fact be distributed to all Utah residents on the Tintic-Utah shareholders' list as of March 5, 2004. According to our counting, of the 356 shareholders of record on March 5, 2004, 149 are Utah residents. Specifically, Section 14(2)(l) of the Utah Uniform Securities Act, Utah Code Ann. Section 61-1-14, provides:

          (2) The following transactions are exempted from Sections 61-1-7 and 6-1-15 [the registration provisions of the Utah Uniform Securities Act]:

               (l)   a distribution of securities as a dividend if the
              person distributing the dividend is the issuer of the securities distributed; . . ..

This statute means that Tintic-Nevada could effectuate a lawful distribution of the shares to all Utah resident shareholders without filing a federal registration statement.

     Our examination of the shareholders' list also indicates that there are 17 separate states that have but one (1) resident owning shares of Tintic-Nevada. Though I have not done the research, I would be almost certain that each of these 17 states has enacted the "isolated transaction exemption" under their respective state securities laws. This means that Tintic-Nevada shares John Reynolds
S. Thomas Kluck, II
Page 11
December 22, 2004

could be distributed to such 17 shareholders without federal registration.

     Finally, our shareholders' list shows 40 California resident shareholders, 14 Wyoming shareholders, 3 Texas, 2 Ohio, 6 New York, 2 Colorado, 3 Idaho, 5 Kentucky and 5 Minnesota resident shareholders. Though we have not yet done the research, I am willing to bet that we have a good chance of finding a state exemption in each of those states, particularly inasmuch as most if not all, probably have a stock dividend distribution exemption like Utah's.

     We point this out because it seems clear to us that the stock could be distributed to virtually all shareholders on the Tintic-Utah shareholders' list of March 5, 2004, for whom we would have a state exemption, thereby avoiding an SB-2 registration statement altogether. Is this the result that the Commission wants?

       Constitutional Problems or Issues Arise by Treating
              Tintic-Nevada a "Blank Check Company"

     We see a Fourth Amendment or an equal protection of the laws problem in declaring Tintic-Nevada as a "blank check company" and its SB-2 a "blank check offering." In other, recent spin-off transactions registered on Form SB-2 that I am aware of, ones where the issuer had little assets and negligible or no income, the Commission did NOT characterize such efforts as "blank check offerings" and did NOT require that the stock be either escrowed or "restricted" and therefore, the equal protection clause of the Fourteenth Amendment may be applicable to the Commission's efforts to apply different standards to Tintic-Nevada.

     In addition, to not allow or prevent the stock dividend from taking place, particularly when all necessary and reasonable disclosure is made in the existing SB-2, thus depriving people of possession of their shares, that is, their property, may be an unlawful "taking without due process of law" and thus an additional violation of the Fourteenth Amendment to the U.S. Constitution.

        An Inconsistency Exists Between the Commission's
            Letter of Nov. 12 and Staff Bulletin No. 4

     We believe that the position taken in the Commission's letter of November 12, 2004 is regulatorily inconsistent with Staff Bulletin No. 4, the latter of which allows issuers like Tintic-Nevada to register the distribution if, pursuant to the Bulletin, an issuer elects NOT to follow the Bulletin and distribute the shares via registration. In fact, we believe we are taking the more conservative approach in registering the distribution on Form SB-2 than following Staff Bulletin No. 4 and accomplishing the same result without registration. The key is whether there is a "legitimate business purpose" for the spin-off and we believe there is no doubt that, as set forth above, we have satisfied this criterion. It is also noteworthy that Staff Bulletin No. 4, dated September 16, 1997, post-dates by over 5 years the SEC Releases to which the Commission has referred us, one of which is dated 1991 and the other of which is dated 1992.




John Reynolds
S. Thomas Kluck, II
Page 12
December 22, 2004

          Additional Regulatory Inconsistency Results If
         Tintic-Nevada Is Deemed a "Blank Check Company"

     As I informed Mr. Kluck in a cover letter a while back, Tintic-Nevada followed the format of the Fourth Amended SB-2 registration statement filed by Planet Resources, Inc., in 2001 a registered spin-off that also involved mining claims. No new statutes, rules or regulations have been issued since this date that would require the Commission to treat Tintic-Nevada any differently than Planet Resources. At the same time, Tintic-Nevada's mining claims are more valuable than Planet's ever were, as Planet's were simply the mineral rights to the town of Wallace, Idaho, and it is highly unlikely that, in the midst of a population, they could ever have been explored, developed or mined. Yet the Commission cleared Planet Resources' Form SB-2 even though Rule 419 had been effective for nearly 10 years.

     According to my personal notes, on April 12, 2002, I spent between 30 and 40 minutes on the phone with Mr. Michael Coco of your office. I had put in a call to Corporate Finance about how a spin-off transaction would work and he was the individual who called me back. Mr. Coco and I went over Staff Bulletin No. 4 together and I explained to him that if Tintic-Utah did a transaction with someone who did not, for whatever reasons, want the mining claims that, in all likelihood, we would endeavor to undertake a spin-off transaction (as in such event we wouldn't know what else to do). After detailing a variety of facts about Tintic-Utah, he informed me that if we did not follow Bulletin No. 4 that the registration statement we would use to effectuate the spin-off and distribution to the shareholders would be an SB-2. Mr. Coco said nothing about "blank check companies" or Rule 419. The fact of the matter is that we have done exactly what the Commission, through Mr. Coco, has advised us to do. It therefore comes as a surprise to me that we are now informed that the course of action we were told to take with regard to Tintic-Nevada and its mining claims is questionable or unacceptable. In short, we have relied on Mr. Coco's advice to our detriment. We believe that this giving of inconsistent direction from the Commission is patently unfair.

                                 Conclusion

     The Commission's Nov. 12 letter essentially states that the Commission does not believe that we have a genuine intention of trying to explore the mining claims and that our entire registration statement is really a sham to create a shell corporation and otherwise avoid Rule 419. This is not true. However, because we can understand the Commission's position in its letter, we have now obtained a preliminary mining evaluation and report that, among other things, articulates a specific sequence of tasks to perform in order to carry out a business plan. Certainly, this communicates to the Commission a more serious effort on our part to implement and carry out a business plan than the one included in our original SB-2 registration statement. See Ex. 99.1 to our Amended Registration Statement on Form SB-2.

     We believe that, based on improved environmental conditions and significantly better metals prices, we are entitled to be given the freedom, flexibility and other opportunity to pursue our business plan. The fact that we were unable to pursue and carry out any such plan in the past when we were Tintic-Utah was the result of factors far beyond our control. Surely this is something the Commission can understand and appreciate.


John Reynolds
S. Thomas Kluck, II
Page 13
December 22, 2004

     Thank you for your time and attention to this matter.

                                   Very truly yours,
                                   MABEY & COOMBS, L.C.


                                   /s/John Michael Coombs

                                   John Michael Coombs

cc:   George Christopulos